Exhibit 99.1

World Omni Auto Receivables Trust 2022-D
Monthly Servicer Certificate
April 30, 2026

Dates Covered
Collections Period	04/01/26 - 04/30/26
Interest Accrual Period	04/15/26 - 05/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/26	185,073,873.82	14,643
Yield Supplement Overcollateralization Amount 03/31/26	10,311,832.28	0
Receivables Balance 03/31/26	195,385,706.10	14,643
Principal Payments	11,042,755.18	327
Defaulted Receivables	313,310.21	18
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/26	9,392,313.89	0
Pool Balance at 04/30/26	174,637,326.82	14,298

Pool Statistics	$ Amount	# of Accounts
Pool Factor	15.91%
Prepayment ABS Speed	1.11%
Aggregate Starting Principal Balance	1,156,658,989.82	50,043

Delinquent Receivables:
Past Due 31-60 days	4,920,333.05	259
Past Due 61-90 days	1,442,662.24	73
Past Due 91-120 days	207,434.09	12
Past Due 121+ days	0.00	0
Total	6,570,429.38	344

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.57%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.90%
Delinquency Trigger Occurred	NO

Recoveries	223,987.37
Aggregate Net Losses/(Gains) - April 2026	89,322.84
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.55%
Prior Net Losses/(Gains) Ratio	-0.25%
Second Prior Net Losses/(Gains) Ratio	1.83%
Third Prior Net Losses/(Gains) Ratio	-0.25%
Four Month Average	0.47%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.79%

Overcollateralization Target Amount	5,106,453.81
Actual Overcollateralization	5,106,453.81
Weighted Average Contract Rate	5.34%
Weighted Average Contract Rate, Yield Adjusted	10.21%
Weighted Average Remaining Term	26.85

Flow of Funds	$ Amount
Collections	12,129,128.16
Investment Earnings on Cash Accounts	17,707.96
Servicing Fee	(162,821.42)
Transfer to Collection Account	-
Available Funds	11,984,014.70

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	633,815.94
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	5,330,093.19
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,106,453.81
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	913,651.76

Total Distributions of Available Funds	11,984,014.70

Servicing Fee	162,821.42
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	975,300,000.00
Original Class B	30,630,000.00
Original Class C	15,360,000.00

Total Class A, B, & C
Note Balance @ 04/15/26	179,967,420.01
Principal Paid	10,436,547.00
Note Balance @ 05/15/26	169,530,873.01

Class A-1
Note Balance @ 04/15/26	0.00
Principal Paid	0.00
Note Balance @ 05/15/26	0.00
Note Factor @ 05/15/26	0.0000000%

Class A-2a
Note Balance @ 04/15/26	0.00
Principal Paid	0.00
Note Balance @ 05/15/26	0.00
Note Factor @ 05/15/26	0.0000000%

Class A-2b
Note Balance @ 04/15/26	0.00
Principal Paid	0.00
Note Balance @ 05/15/26	0.00
Note Factor @ 05/15/26	0.0000000%

Class A-3
Note Balance @ 04/15/26	34,357,420.01
Principal Paid	10,436,547.00
Note Balance @ 05/15/26	23,920,873.01
Note Factor @ 05/15/26	7.7953702%

Class A-4
Note Balance @ 04/15/26	99,620,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	99,620,000.00
Note Factor @ 05/15/26	100.0000000%

Class B
Note Balance @ 04/15/26	30,630,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	30,630,000.00
Note Factor @ 05/15/26	100.0000000%

Class C
Note Balance @ 04/15/26	15,360,000.00
Principal Paid	0.00
Note Balance @ 05/15/26	15,360,000.00
Note Factor @ 05/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	633,815.94
Total Principal Paid	10,436,547.00
Total Paid	11,070,362.94

Class A-1
Coupon	4.42600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.51000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month SOFR	3.63980%
Coupon	4.48980%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.61000%
Interest Paid	160,620.94
Principal Paid	10,436,547.00
Total Paid to A-3 Holders	10,597,167.94

Class A-4
Coupon	5.70000%
Interest Paid	473,195.00
Principal Paid	0.00
Total Paid to A-4 Holders	473,195.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.6206033
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.2189848
Total Distribution Amount	10.8395881

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5234339
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	34.0107769
Total A-3 Distribution Amount	34.5342108

A-4 Interest Distribution Amount	4.7500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.7500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	510.71
Noteholders' Principal Distributable Amount	489.29

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/26	5,106,453.81
Investment Earnings	15,001.79
Investment Earnings Paid	(15,001.79)
Deposit/(Withdrawal)	-
Balance as of 05/15/26	5,106,453.81
Change	-

Required Reserve Amount	5,106,453.81

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$991,776.72	$1,212,702.61	$1,571,959.94
Number of Extensions	56	67	78
Ratio of extensions to Beginning of Period Receivables Balance	0.51%	0.58%	0.71%